Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Details) (USD $) In Millions, unless otherwise specified	Nov. 30, 2014		Nov. 30, 2013
Debt Outstanding [Line Items]
Total	$ 9,088	[1]	$ 9,560	[1]
Less short-term borrowings	(666)	[1]	(60)	[1]
Less current portion of long-term debt	(1,059)	[1]	(1,408)	[1]
Total Long-term Debt	7,363	[1]	8,092	[1]
Export Credit Facilities Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	1,358	[1],[2]	1,684	[1],[2]
Export Credit Facilities Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	340	[1],[2]	408	[1],[2]
Export Credit Facilities Floating Rate
Debt Outstanding [Line Items]
Long-term debt	1,031	[1],[3],[4]	1,196	[1],[3],[4]
Export Credit Facility Euro Floating Rate
Debt Outstanding [Line Items]
Long-term debt	1,909	[1],[2],[5]	1,742	[1],[2],[5]
Bank Loans Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	0	[1],[2]	650	[1],[2]
Bank Loans Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	221	[1],[2]	276	[1],[2]
Bank Loans Floating Rate
Debt Outstanding [Line Items]
Long-term debt	800	[1],[2],[6]	850	[1],[2],[6]
Bank Loans Euro Floating Rate
Debt Outstanding [Line Items]
Long-term debt	249	[1],[2],[7]	138	[1],[2],[7]
Private Placement Notes Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	116	[1]	116	[1]
Private Placement Notes Euro Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	153	[1],[2]	194	[1],[2]
Publicly Traded Notes Fixed Rate
Debt Outstanding [Line Items]
Long-term debt	2,219	[1],[3],[8]	2,219	[1],[3],[8]
Other
Debt Outstanding [Line Items]
Long-term debt	26	[1]	27	[1]
Euro Bank Loans
Debt Outstanding [Line Items]
Short-term borrowings	13	[1],[8]	60	[1],[8]
Commercial Paper [Member]
Debt Outstanding [Line Items]
Short-term borrowings	$ 653	[1],[8]	$ 0	[1],[8]

[1]	The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2014, 67% and 33% (69% and 31% at November 30, 2013) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. At November 30, 2014, 52% and 48% (59% and 41% at November 30, 2013) of our debt bore fixed and floating interest rates, respectively, including the effect of interest rate swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2014, we believe we were in compliance with all of our debt covenants.
[2]	Includes $2.4 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
[3]	In 2014, we borrowed $498 million under a euro-denominated export credit facility, the proceeds of which were used to pay for a portion of Costa Diadema's purchase price and is due in semi-annual installments through October 2026.
[4]	In 2014, we repaid an aggregate of $590 million outstanding under two export credit facilities prior to their maturities through May 2024. In addition, in 2014 we borrowed $554 million under an export credit facility, the proceeds of which were used to pay for a portion of Regal Princess’ purchase price and is due in semi-annual installments through May 2026.
[5]	In 2014, we restructured two floating rate bank loan facilities that had an aggregate outstanding balance of $250 million and were previously due through 2016. The restructuring converted the terms into perpetual one-year maturities and added a $150 million tranche, which was used to repay a portion of a $500 million fixed rate bank loan in 2014 prior to its 2015 maturity date. We can terminate this facility at any time upon three days notice, and the bank can terminate the facility at any time upon one-year’s notice.
[6]	In 2014, we borrowed $150 million under a floating rate bank loan, which is due in September 2019. We used the net proceeds of this loan for general corporate purposes.
[7]	In 2014, we borrowed $275 million under a euro-denominated floating rate revolving bank loan facility, the proceeds of which were used for general corporate purposes. This facility has a perpetual term although we can terminate it at any time, and the bank can terminate the facility at any time upon nine months notice.
[8]	The interest rate associated with our short-term borrowings represents an aggregate-weighted average interest rate.